John Hancock Emerging Markets Debt Fund

Summary prospectus 1/1/19

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A and Class C) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 1/1/18, and most recent financial highlights information included in the shareholder report, dated 8/31/18, are incorporated by reference into this summary prospectus.

Effective 1/1/21, as permitted by Securities and Exchange Commission regulations, paper copies of your fund's shareholder reports will no longer be sent by mail, unless specifically requested. They will be available on a website, and a notice with a link to the report will be mailed to you each time a report is posted to the site. Any prior requests for electronic delivery will not be affected. At any time, Fund shareholders may elect to receive paper or electronic copies of shareholder reports and other communications, free of charge by calling John Hancock Investments at 800-225-5291 (Class A and Class C) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6), or by contacting your financial intermediary. Your election to receive paper reports will apply to all funds held with John Hancock Investments or your financial intermediary.

TICKERS

A: JMKAX	C: JMKCX	I: JMKIX	R2: JHEMX	R4: JHMDX	R6: JEMIX

Investment objective

To seek total return with an emphasis on current income as well as capital appreciation.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 - Intermediary sales charge waivers, which includes information about specific sales charge waivers applicable to the intermediaries identified therein). More information about these and other discounts is available from your financial representative and on pages 23 to 25 of the prospectus under "Sales charge reductions and waivers" or pages 273 to 277 of the fund's Statement of Additional Information under "Sales Charges on Class A, Class B, and Class C Shares."

Shareholder fees (%) (fees paid directly from your investment)	A	C	I	R2	R4	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00	None	None	None	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	1.00	None	None	None	None
Small account fee (for fund account balances under $1,000) ($)	20	20	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R2		R4		R6
Management fee	0.71	0.71	0.71	0.71		0.71		0.71
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.25		0.25		0.00
Other expenses
Service plan fee	0.00	0.00	0.00	0.25	[1]	0.10	[1]	0.00
Additional other expenses	0.18	0.18	0.19	0.09		0.09		0.09
Total other expenses[2]	0.18	0.18	0.19	0.34		0.19		0.09
Total annual fund operating expenses	1.19	1.89	0.90	1.30		1.15		0.80
Contractual expense reimbursement[3]	–0.01	–0.01	–0.01	–0.01		–0.11	[4]	–0.01
Total annual fund operating expenses after expense reimbursements	1.18	1.88	0.89	1.29		1.04		0.79

1 "Service plan fee" has been restated to reflect maximum allowable fees.

2 "Other expenses" have been restated to reflect contractual changes in custody and transfer agency fees.

3 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

John Hancock Emerging Markets Debt Fund

4 The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R2	R4	R6
Shares		Sold	Not Sold
1 year	515	291	191	91	131	106	81
3 years	762	593	593	286	411	354	254
5 years	1,027	1,020	1,020	497	712	622	443
10 years	1,785	2,211	2,211	1,107	1,567	1,388	989

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets in fixed-income securities and debt instruments of emerging-market issuers. The manager may consider, but is not limited to, the classifications by the World Bank, the International Finance Corporation, or the United Nations and its agencies in determining whether a country is an emerging or a developed country. Examples of emerging-market countries include most African, Central Asian, Eastern European, and South and Central American nations.

The manager uses proprietary research to identify specific countries, corporate sectors, and issuers that are attractively priced. The manager's investment decisions are not constrained by market capitalization, company fundamentals, security valuation or seasoning, or similar characteristics. The manager uses economic and industry analysis to try to anticipate shifts in the business cycle. Due to potentially volatile conditions in emerging markets, the fund's portfolio turnover ratio may be higher-than-average, which could increase transaction costs.

The fund may invest in debt securities of any maturity denominated in any currency, including but not limited to: debt issued by governments or government agencies, including the U.S. Treasury; U.S. and foreign corporate-debt instruments; mortgage- and asset-backed securities and collateralized mortgage obligations; and variable and floating-rate senior and subordinated corporate-debt obligations. The fund may invest in countries that do not have sovereign bond ratings or whose bonds are rated below-investment-grade (junk bonds). The fund may invest in corporate or other privately issued debt instruments of issuers with market capitalizations below $1 billion. The fund may attempt to mitigate the risk of unexpected, adverse currency fluctuations through the use of exchange-listed or over-the-counter financial derivatives instruments, including currency forwards, nondeliverable forwards, currency options, interest-rate swaps, interest-rate futures, interest-rate options, index options, and credit default swaps.

The fund is non-diversified and may both invest in a smaller number of issuers and invest more of its assets in the securities of a single issuer than a diversified fund.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

John Hancock Emerging Markets Debt Fund

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Emerging-market risk. The risks of investing in foreign securities are magnified in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment and greater social, economic, and political uncertainties than more developed countries.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivatives transactions. Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts and swaps, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk.  Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A and Class C), Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

John Hancock Emerging Markets Debt Fund

A note on performance

Class A and Class C shares commenced operations on January 4, 2010 and August 28, 2014, respectively. Class R2, Class R4, and Class R6 shares commenced operations on March 27, 2015. Returns shown prior to a class's commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class C, Class R2, Class R4, and Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2018, was –4.98%.
Best quarter:   Q1 '12, 7.27%
Worst quarter:   Q3 '11, –8.89%

Average annual total returns (%)—as of 12/31/17	1 year	5 year	Since inception (01/04/10)
Class A (before tax)	8.50	2.70	5.45
after tax on distributions	6.15	0.46	3.04
after tax on distributions, with sale	4.76	0.97	3.19
Class C	11.13	3.01	5.66
Class I	13.36	3.88	6.39
Class R2	13.07	3.62	6.05
Class R4	13.20	3.68	6.09
Class R6	13.37	3.77	6.15
J.P. Morgan EMBI Global Index (reflects no deduction for fees, expenses, or taxes)	9.32	3.75	7.11

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Portfolio management

Roberto Sanchez-Dahl, CFA Managing Director, Senior Portfolio Manager Managed the fund since 2013	Paolo H. Valle Managing Director, Senior Portfolio Manager Managed the fund since 2013

Purchase and sale of fund shares

The minimum initial investment requirement for Class A and Class C shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. There are no minimum initial investment requirements for Class R2 or Class R4 shares. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; certain eligible qualifying investment product platforms; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes.

Class A, Class C, Class I and Class R6 shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A and Class C);

John Hancock Emerging Markets Debt Fund

888-972-8696 (Class I and Class R6). Class R2 and Class R4 shares may be redeemed on any business day by contacting your retirement plan administrator or recordkeeper.

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2019 JOHN HANCOCK FUNDS, LLC 3580SP 1/1/19 SEC file number: 811-21779